UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Archon Capital Management LLC

Address:    1301 5th Ave, Suite 3008
            Seattle, WA  98101-2662

13F File Number: 028-13742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Constantinos J. Christofilis
Title:      Managing Member
Phone:      (206) 436-3600

Signature, Place and Date of Signing:


/s/ Constantinos J. Christofilis    Seattle, WA           March 2, 2011
--------------------------------  ----------------    ----------------------
          [Signature]                 [City, State]             [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total: $70,707
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     FORM 13F INFORMATION TABLE
                                                   Archon Capital Management LLC
                                                           March 31, 2009
COLUMN 1                         COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE      SHARED NONE
--------------                --------------    -----       -------   -------   --- ----   ----------   -----  ----      ------ ----
AGNICO EAGLE MINES LTD        COM              008474108   3,068         53,900  SH        Sole         None      53,900
ALLEGIANT TRAVEL CO           COM              01748X102     909         20,000  SH        Sole         None      20,000
AMERICA SVC GROUP INC         COM              02364L109     244         18,805  SH        Sole         None      18,805
AVID TECHNOLOGY INC           COM              05367P100     257         28,141  SH        Sole         None      28,141
BITSTREAM INC                 CL A             091736108     673        151,588  SH        Sole         None     151,588
CABELAS INC                   COM              126804301   2,197        241,200  SH        Sole         None     241,200
CHINA SEC & SURVE TECH INC    COM              16942J105     173         45,000  SH        Sole         None      45,000
CHINAEDU CORP                 SPONS ADR        16945L107     741        158,274  SH        Sole         None     158,274
CHINDEX INTERNATIONAL INC     COM              169467107   5,136      1,033,389  SH        Sole         None   1,033,389
COMPANIA DE MINAS BUENAVENTU  SPONSORED ADR    204448104   3,544        147,800  SH        Sole         None     147,800
CONSTANT CONTACT INC          COM              210313102     218         15,583  SH        Sole         None      15,583
COPART INC                    COM              217204106   2,818         95,000  SH        Sole         None      95,000
EDAP TMS S A                  SPONSORED ADR    268311107     475        316,507  SH        Sole         None     316,507
ETHAN ALLEN INTERIORS INC     COM              297602104     716         63,600  SH        Sole         None      63,600
EXPRESS 1 EXPEDITED SOLUTION  COM              30217Q108   3,151      3,701,170  SH        Sole         None   3,701,170
FASTENAL CO                   COM              311900104   1,029         32,000  SH        Sole         None      32,000
FURMANITE CORPORATION         COM              361086101   4,226      1,358,767  SH        Sole         None   1,358,767
GARMIN LTD                    ORD              G37260109     212         10,000  SH        Sole         None      10,000
GOLDCORP INC NEW              COM              380956409   1,774         53,252  SH        Sole         None      53,252
HANSEN MEDICAL INC            COM              411307101     241         60,000  SH        Sole         None      60,000
HARLEY DAVIDSON INC           COM              412822108   1,272         95,000  SH        Sole         None      95,000
HEALTH FITNESS CORP           COM NEW          42217V201   1,313        610,740  SH        Sole         None     610,740
ISHARES SILVER TRUST          ISHARES          46428Q109   7,994        625,000  SH        Sole         None     625,000
JAGUAR MNG INC                COM              47009M103   5,169        861,553  SH        Sole         None     861,553
LECG CORP                     COM              523234102     478        188,000  SH        Sole         None     188,000
LUXOTTICA GROUP S P A         SPONSORED ADR    55068R202     308         20,000  SH        Sole         None      20,000
MARCHEX INC                   CL B             56624R108   1,885        547,900  SH        Sole         None     547,900
MEDTOX SCIENTIFIC INC         COM NEW          584977201     283         42,436  SH        Sole         None      42,436
NEWMONT MINING CORP           COM              651639106   1,499         33,500  SH        Sole         None      33,500
OCCAM NETWORKS INC            COM NEW          67457P309     839        319,060  SH        Sole         None     319,060
OPTELECOM NKF INC             COM PAR $0.03    683818207     205         65,113  SH        Sole         None      65,113
PAN AMERICAN SILVER CORP      COM              697900108   4,424        253,976  SH        Sole         None     253,976
SEALY CORP                    COM              812139301     317        212,900  SH        Sole         None     212,900
SILVER WHEATON CORP           COM              828336107   4,280        520,000  SH        Sole         None     520,000
SPECTRANETICS CORP            COM              84760C107     430        170,000  SH        Sole         None     170,000
SYNOVIS LIFE TECHNOLOGIES IN  COM              87162G105   1,199         86,605  SH        Sole         None      86,605
WEBMEDIABRANDS INC            COM              94770W100     660      1,653,438  SH        Sole         None   1,653,438
WHOLE FOODS MKT INC           COM              966837106   1,934        115,100  SH        Sole         None     115,100
WORLD ACCEP CORP DEL          COM              981419104     342         20,000  SH        Sole         None      20,000
YAMANA GOLD INC               COM              98462Y100   3,654        395,000  SH        Sole         None     395,000
ZALE CORP NEW                 COM              988858106     420        215,617  SH        Sole         None     215,617

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